                                                 UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549


                                              Form 13F Cover Page
                                              -------------------

Report for the Calendar Year or Quarter Ended: 6/30/07
                                               -------

Check here if Amendment / /; Amendment Number:
                                              -----
This Amendment (Check only one):              / / is a restatement
                                              / / adds new holding entries

Institutional Investment Manager Filing this Report:

Name:        Rock Hill Investment Management, L.P.
             -------------------------------------
Address:     3 Bala Plaza East, Suite 585
             Bala Cynwyd, PA 19004

Form 13F File Number:  28-11169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:    RHP General Partner, LLC


Name:     Keith S. Marlowe
Title:    Director
Phone:    610-949-9700

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe           Bala Cynwyd, PA         August 14, 2007
--------------------------     ---------------         ---------------
[Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                           Form 13F Summary Page
                                           ---------------------


                                              REPORT SUMMARY:

Number of Other Included Managers:               0
                                                 --

Form 13F Information Table Entry Total:          43
                                                 --

Form 13F Information Table Value Total:          $1,802,817
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                  Market Value
Name of Issuer                 Title of  Cusip      (x1000)    Share/Prn  Share/  Put/  Investment  Other       Voting Authority
                                Class                 (USD)       Amount     Pm   Call  Discretion  Managers   Sole     Shared None
--------------                 --------  -----    ------------ ---------  -----   ----  ----------  --------   -------- ------ ----
ADVANCED MEDICAL OPTICS, INC.    CNV    00763MAJ7     7,590    8,000,000  PRN            SOLE                 8,000,000
ANDREW CORP                      CNV    034425AB4     9,720    9,000,000  PRN            SOLE                 9,000,000
BOSTON PPTYS LTD PARTNERSHIP     CNV    10112RAK0    16,363   17,500,000  PRN            SOLE                17,500,000
CEPHALON INC                     CNV    156708AP4    43,950   24,000,000  PRN            SOLE                24,000,000
CHENIERE ENERGY INC              CNV    16411RAE9     9,810    8,000,000  PRN            SOLE                 8,000,000
CONTINENTAL AIRLS INC            CNV    210795PJ3    22,536   12,100,000  PRN            SOLE                12,100,000
DIAMOND OFFSHORE DRILLING INC    COM    25271C102     2,031       20,000   SH            SOLE                    20,000
DISCOVERY LABORATORIES INC       COM    254668106       142       50,000   SH            SOLE                    50,000
EDAP TMS S A                     ADR    268311107       160       23,834   SH            SOLE                    23,834
EARTHLINK INC                    CNV    270321AA0    14,056   13,000,000  PRN            SOLE                13,000,000
EASTMAN KODAK COMPANY            CNV    277461BE8    40,005   38,100,000  PRN            SOLE                38,100,000
FLUOR CORP                       COM    343412102     2,227       20,000   SH            SOLE                    20,000
HARTMARX CORP                    COM    417119104     1,208      151,540   SH            SOLE                   151,540
INTERMUNE INC                    CNV    45884XAC7    12,956    9,500,000  PRN            SOLE                 9,500,000
K-V PHARMACEUTICAL COMPANY       CNV    482740AC1    24,175   20,000,000  PRN            SOLE                20,000,000
KOSAN BIOSCIENCES INC            COM    50064W107       522      100,000   SH            SOLE                   100,000
MGI PHARMA INC                   CNV    552880AB2    13,205   19,000,000  PRN            SOLE                19,000,000
MANOR CARE INC                   COM    564055101     2,272       34,800   SH            SOLE                    34,800
NABI BIOPHARMACEUTICALS          CNV    629519AB5     9,960   11,350,000  PRN            SOLE                11,350,000
NETBANK INC                      COM    640933107        31      100,000   SH            SOLE                   100,000
NEWPORT CORP                     CNV    651824AB0       929    1,000,000  PRN            SOLE                 1,000,000
OCCULOGIX INC                    COM    67461T107       271      262,945   SH            SOLE                   262,945
PIONEER COMPANIES INC            CNV    723643AA0    17,855   15,020,000  PRN            SOLE                15,020,000
PLAYBOY ENTERPRISES INC          CNV    728117AB8     4,756    5,000,000  PRN            SOLE                 5,000,000
POLYMET MINING CORP              COM    731916102     1,004      272,727   SH            SOLE                   272,727
POWERWAVE TECHNOLOGIES INC       CNV    739363AB5     6,677    6,875,000  PRN            SOLE                 6,875,000
POWERWAVE TECHNOLOGIES INC       CNV    739363AD1    13,021   14,250,000  PRN            SOLE                14,250,000
QLT INC                          CNV    746927AB8     9,733   10,103,000  PRN            SOLE                10,103,000
RADISYS CORP                     CNV    750459AD1     6,470    6,985,000  PRN            SOLE                 6,985,000
RETAIL VENTURES INC              COM    76128Y102     1,119       69,400   SH            SOLE                    69,400
RF MICRODEVICES INC              COM    749941100     2,986      478,500   SH            SOLE                   478,500
ROWAN COS INC                    COM    779382100 1,454,790       35,500   SH            SOLE                    35,500
SAVVIS INC                       COM    805423308     2,750       55,540   SH            SOLE                    55,540
SEPRACOR INC                     CNV    817315AW4     6,961    7,500,000  PRN            SOLE                 7,500,000
SHAW GROUP INC                   COM    820280105       926       20,000   SH            SOLE                    20,000
SILICOM LIMITED                  COM    M84116108       704       35,000   SH            SOLE                    35,000
SINCLAIR BROADCAST GROUP INC     CNV    829226AW9     4,875    5,000,000  PRN            SOLE                 5,000,000
TELESTONE TECHNOLOGIES CORP      COM    87953J102       265       40,586   SH            SOLE                    40,586
THORATEC CORP                    CNV    885175AB5     7,494   11,185,000  PRN            SOLE                11,185,000
TITAN INTL INC ILL               COM    88830M102     2,722       86,100   SH            SOLE                    86,100
VECTOR GROUP LTD                 CNV    92240MAE8    15,698   10,500,000  PRN            SOLE                10,500,000

                                                  Market Value
Name of Issuer                 Title of  Cusip      (x1000)    Share/Prn  Share/  Put/  Investment  Other       Voting Authority
                                Class                 (USD)       Amount     Pm   Call  Discretion  Managers   Sole     Shared None
--------------                 --------  -----    ------------ ---------  -----   ----  ----------  --------   -------- ------ ----
WATSON PHARMACEUTICALS INC       CNV    942683AC7     7,705    8,000,000  PRN            SOLE                 8,000,000
XETHANOL CORPORATION             COM    98420A103       187      111,112   SH            SOLE                   111,112